Stockholders' Equity (Deficit) (Details) (USD $) In Millions, except Share data, unless otherwise specified	0 Months Ended	9 Months Ended	12 Months Ended
	Sep. 29, 2014	Sep. 30, 2014	Dec. 31, 2013	Dec. 31, 2012	Dec. 31, 2011
Common Stock
Common stock, shares authorized		150,000,000	312,825,000	312,825,000
Common stock, par value (in dollars per share)		$ 0.0001	$ 0.0001	$ 0.0001
Common stock, shares issued		16,992,164	588,988	554,755
Common stock, shares outstanding		16,992,164	588,733	546,805
Preferred stock, shares authorized			211,775,287
Preferred stock, par value (in dollars per share)			$ 0.0001
Preferred Shares Outstanding	9,128,419
Conversion into Common Shares upon Initial Public Offering	9,491,680
Treasury Stock
Treasury shares retired		254	8,950	5,086
2001 Stock Plan
Common Stock
Common stock, shares issued		340,056	306,563
2004 Stock Plan
Common Stock
Common stock, shares issued		91,586	88,328
Minimum
Common Stock
Issue price of common stock (in dollars per share)		$ 0.0001	$ 0.0001
Maximum
Common Stock
Issue price of common stock (in dollars per share)		$ 8.00	$ 6.9000
Preferred stock
Common Stock
Preferred stock, shares authorized			211,775,287
Preferred stock, par value (in dollars per share)			$ 0.0001
Series A-1 preferred stock
Common Stock
Preferred stock, shares authorized		0	675,000	675,000
Preferred stock, par value (in dollars per share)			$ 0.0001	$ 0.0001
Preferred stock issued (in shares)		0	29,346	29,346
Preferred to Common Conversion Ratio			1.00
Preferred Shares Outstanding	29,346	0	29,346	29,346	29,346
Conversion into Common Shares upon Initial Public Offering	29,346
Series A-1 preferred stock | Minimum
Common Stock
Preferred to Common Conversion Ratio	1.00
Series A-1 preferred stock | Maximum
Common Stock
Preferred to Common Conversion Ratio	1.00
Series A-2 preferred stock
Common Stock
Preferred stock, shares authorized		0	16,575,000	16,575,000
Preferred stock, par value (in dollars per share)			$ 0.0001	$ 0.0001
Preferred stock issued (in shares)		0	717,379	717,379
Preferred to Common Conversion Ratio			1.51
Preferred Shares Outstanding	717,379	0	717,379	717,379	717,379
Conversion into Common Shares upon Initial Public Offering	1,080,640
Series A-2 preferred stock | Minimum
Common Stock
Preferred to Common Conversion Ratio	1.00
Series A-2 preferred stock | Maximum
Common Stock
Preferred to Common Conversion Ratio	1.51
Series B preferred stock
Common Stock
Preferred stock, shares authorized		0	151,812,780	151,812,780
Preferred stock, par value (in dollars per share)			$ 0.0001	$ 0.0001
Preferred stock issued (in shares)		0	6,570,106	6,570,106
Preferred to Common Conversion Ratio			1.00
Preferred Shares Outstanding	6,570,106	0	6,570,106	6,570,106	6,564,736
Conversion into Common Shares upon Initial Public Offering	6,570,106
Series B preferred stock | Minimum
Common Stock
Preferred to Common Conversion Ratio	1.00
Series B preferred stock | Maximum
Common Stock
Preferred to Common Conversion Ratio	1.00
Series C preferred stock
Common Stock
Preferred stock, shares authorized		0	16,700,007	16,700,007
Preferred stock, par value (in dollars per share)			$ 0.0001	$ 0.0001
Preferred stock issued (in shares)		0	724,632	724,632
Preferred to Common Conversion Ratio			1.00
Preferred Shares Outstanding	724,632	0	724,632	724,632	724,632
Conversion into Common Shares upon Initial Public Offering	724,632
Series C preferred stock | Minimum
Common Stock
Preferred to Common Conversion Ratio	1.00
Series C preferred stock | Maximum
Common Stock
Preferred to Common Conversion Ratio	1.00
Series D preferred stock
Common Stock
Preferred stock, shares authorized		0	26,012,500	26,012,500
Preferred stock, par value (in dollars per share)			$ 0.0001	$ 0.0001
Preferred stock issued (in shares)		0	1,086,956	1,086,956
Preferred to Common Conversion Ratio			1.00
Preferred Shares Outstanding	1,086,956	0	1,086,956	1,086,956	1,086,956
Conversion into Common Shares upon Initial Public Offering	1,086,956
Series D preferred stock | Minimum
Common Stock
Preferred to Common Conversion Ratio	1.00
Series D preferred stock | Maximum
Common Stock
Preferred to Common Conversion Ratio	1.00
Common stock
Convertible preferred stock and stockholders' equity
Stock issued in an initial public offering (in shares)			42,823	22,959
Treasury Stock
Treasury shares retired			8,590	5,086
Common stock | IPO
Convertible preferred stock and stockholders' equity
Stock issued in an initial public offering (in shares)	6,875,000
Offering price (in dollars per share)	8.00
Gross proceeds from issuance	55.0
Net proceeds from issuance	48.7